Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2021 customer	Dec. 31, 2020 item customer	Dec. 31, 2019 item customer
Cost of Goods, Total [Member] | Major Suppliers [Member]
Number of Suppliers	2
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers A
Concentration Risk, Percentage	46.00%		38.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers B
Concentration Risk, Percentage	19.00%		20.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers C
Concentration Risk, Percentage			18.00%
Four Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage	21.00%
Four Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage	19.00%
Four Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member]
Concentration Risk, Percentage	19.00%
Four Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer D [Member]
Concentration Risk, Percentage	13.00%
Five Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage		28.00%
Five Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage		20.00%
Five Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member]
Concentration Risk, Percentage		14.00%
Five Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer D [Member]
Concentration Risk, Percentage		12.00%
Five Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer E [Member]
Concentration Risk, Percentage		10.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage			19.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage			19.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member]
Concentration Risk, Percentage			18.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer D [Member]
Concentration Risk, Percentage			17.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer E [Member]
Concentration Risk, Percentage			13.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer F [Member]
Concentration Risk, Percentage			12.00%
Four Customers [Member] | Accounts Receivable [Member]
Number of Customers	4
Four Customers [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk, Percentage	29.00%	32.00%
Four Customers [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration Risk, Percentage	26.00%	22.00%
Four Customers [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration Risk, Percentage	25.00%	21.00%
Four Customers [Member] | Accounts Receivable [Member] | Customer D [Member]
Concentration Risk, Percentage	12.00%	20.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Major Customer [Member]
Number of Customers	4	5	6
Concentration Risk, Percentage	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Customers		4
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Major Customer [Member]
Concentration Risk, Percentage	10.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member] | Major Suppliers [Member]
Concentration Risk, Percentage	10.00%
Major Suppliers [Member] | Cost of Goods, Total [Member]
Number of Suppliers | item		2	3
Two Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers A
Concentration Risk, Percentage		53.00%
Two Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers B
Concentration Risk, Percentage		17.00%